Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Tax Status [Line Items]
Income Tax Status	Tax Status
GAAP requires plan management to evaluate tax positions taken by the Plans and recognize a tax liability (or asset) if the Plans have taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service ("IRS"). The Plans are subject to routine audits by taxing jurisdictions; however, there are currently no IRS examinations for any tax periods in progress.

Adient US LLC Savings and Investment (401k) Plan

The IRS has determined and informed the Company by a letter dated May 5, 2014, that the ASIP is designed in accordance with applicable sections of the Internal Revenue code (“IRC”). The ASIP has been restated since receiving the determination letter. However, the Plan administrator believes the ASIPP is currently designed and being operated in compliance with the applicable requirement of the IRC. The Plan Sponsor believes it is no longer subject to income tax examinations for the years prior to 2022.

Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan

The IRS has determined and informed the Company by a letter dated August 7, 2014, that the AVSIP is designed in accordance with applicable sections of the IRC. The AVSIP has been amended since receiving the determination letter. However, the Plan administrator believes that the AVSIP is currently designed and being operated in compliance with the applicable requirements of the IRC. The Plan Sponsor believes it is no longer subject to income tax examinations for years prior to 2022.

Bridgewater Interiors, LLC Savings and Investment (401k) Plan

The IRS has determined and informed the Company by a letter dated August 1, 2017, that the BSIP is designed in accordance with applicable sections of the IRC. The BSIP has been amended since receiving the determination letter. However, the Plan administrator believes that the BSIP is currently designed and being operated in compliance with the applicable requirements of the IRC. The Plan Sponsor believes it is no longer subject to income tax examinations for years prior to 2022.
Adient Production Employees Savings and Investment (401k) Plan

The IRS has determined and informed the Company by a letter dated February 9, 2012, that the APSIP is designed in accordance with applicable sections of the IRC. The APSIP has been amended since receiving the determination letter. However, the Plan administrator believes that the APSIP is currently designed and being operated in compliance with the applicable requirements of the IRC. The Plan Sponsor believes it is no longer subject to income tax examinations for years prior to 2022.